Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

NOTE 8 - ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable are made up of payables due to vendors in the ordinary course of business at December 31, 2018 and 2017. One vendor made up 62.7% and 71.8% of our accounts payable in 2018 and 2017, respectively, which represented greater than 10% of accounts payable at December 31, 2018 and 2017, respectively.